Organization and Business Description (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended	69 Months Ended
	Aug. 04, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity incorporation date				Aug. 06, 2007		Aug. 06, 2007
Net loss		$ (946,462)	$ (814,799)	$ (2,738,142)	$ (1,638,964)	$ (2,961,445)	$ (2,199,901)	$ 14,200,000	$ 16,700,000
Unusual or infrequent item, description	the JadiCell™ was shown to be 100% effective in saving the lives of COVID-19 patients under the age of 85 in a double-blind placebo controlled clinical trial with patients in the ICU on a ventilator. In patients over the age of 85 the survival rate was 91%